Expense Example {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 20%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 20%: Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Asset Manager 20%: Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Asset Manager 20%: Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	1,674
Fidelity Advisor Asset Manager 20%: Class I
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
Fidelity Advisor Asset Manager 20%: Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604